Warrant Liabilities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			180 Months Ended	183 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Sep. 30, 2013
Class of Warrant or Right [Line Items]
Aggregate warrant included in fair value of warrant liability, shares			283,156			283,156
Unobservable input likelihood of reset occurring			75.00%
Shares of common stock issued in exchange for warrants			369,022			369,022
Number of warrants exchanged			396,875
Reclassification of warrant liability			$ 326,205		$ 1,173,296
Loss on settlement of warrant liabilities	0	785,171	1,724,546	0	0	1,724,546	1,724,546
Change in fair value of warrant liability	0	(20,148)	371,591	472,463	609,239	8,701,721	8,701,721
Adjustment Of Warrants Granted For Services	$ 0	$ 0	$ 0	$ 0	$ 115,869	$ 115,869	$ 115,869
Exercise Price Of Warrants					$ 32.00
Fair value - warrant liability
Class of Warrant or Right [Line Items]
Aggregate warrant included in fair value of warrant liability, shares	87,672		87,672	213,078		87,672	87,672
Warrants Exercise Price Amendments
Class of Warrant or Right [Line Items]
Aggregate warrant included in fair value of warrant liability, shares					226,417
Exercise Price Of Warrants					$ 50.00
Per Occurrence | Minimum
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring			10.00%
Per Occurrence | Maximum
Class of Warrant or Right [Line Items]
Unobservable input likelihood of reset occurring			25.00%
Black Scholes Option Pricing Model
Class of Warrant or Right [Line Items]
Weighted average probability of exercisability of warrants			50.00%	15.00%	15.00%	50.00%